Prospectus Supplement — March 7, 2011

to the Prospectus listed below, as supplemented

Fund	Prospectus Dated

Seligman Global Technology Portfolio	04/30/10

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of Seligman Portfolios, Inc., a Maryland corporation, was reorganized into a newly formed series of RiverSource Variable Series Trust, a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS 1 ANNUAL TOTAL RETURNS
70% 60% 50% 40% 30% 20% 10% 0% -10% -20% -30% -40% -50% -22.05% -31.64% +36.12% +3.98% +8.13% +17.92% +15.45% -40.25% +62.38% +15.52% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +30.82% (quarter ended Dec. 31, 2001)

•	Lowest return for a calendar quarter was -32.05% (quarter ended Sept. 30, 2001)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

 Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Seligman Global Technology Portfolio
Class 1	+15.52%	+8.82%	+2.21%
Class 2	+15.08%	+8.58%	+2.02%
Morgan Stanley Capital International (MSCI) World IT Index (reflects no deduction for fees, expenses or taxes)	+10.81%	+3.79%	-1.79%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	+12.34%	+2.99%	+2.82%
Lipper Global Science & Technology Funds Index (reflects no deduction for fees or taxes)	+23.41%	+7.50%	+0.07%

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Portfolios, Inc., a Maryland corporation. The Fund was reorganized into a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.

Fund Management and Compensation

The second and third paragraphs under the section entitled “Fund Management and Compensation” is hereby replaced with the following:

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

Financial Highlights
The following information includes unaudited financial highlights of the Fund as of June 30, 2010. The financial highlights tables in the section entitled “Financial Highlights” are hereby replaced with the following:

	Six months ended
Class 1	June 30, 2010		Year ended Dec. 31,
Per share data	(Unaudited)		2009		2008	2007		2006		2005
Net asset value, beginning of period	$17.91		$11.03		$18.46	$15.99		$13.56		$12.54

Income from investment operations:
Net investment income (loss)	(.08)		(.19)		(.21)	(.25)		(.20)		(.19)
Net gains (losses) (both realized and unrealized)	(1.35)		7.07		(7.22)	2.72		2.63		1.21

Total from investment operations	(1.43)		6.88		(7.43)	2.47		2.43		1.02

Net asset value, end of period	$16.48		$17.91		$11.03	$18.46		$15.99		$13.56

Total return	(7.98%	)	62.38%		(40.25% )	15.45%		17.92%		8.13%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	2.72%	(b)	3.86%		3.54%	3.04%		2.57%		2.49%

Net expenses after expense waiver/reimbursement(c)	1.61%	(b)	1.90%		1.90%	1.90%		1.90%		1.90%

Net investment income (loss)	(.86%	)(b)	(1.38%	)	(1.38% )	(1.44%	)	(1.37%	)	(1.53%	)

Supplemental data
Net assets, end of period (in millions)	$3		$4		$3	$6		$6		$7

Portfolio turnover rate	50%		153%		161%	198%		205%		155%

	Six months ended
Class 2	June 30, 2010		Year ended Dec. 31,
Per share data	(Unaudited)		2009		2008	2007		2006		2005
Net asset value, beginning of period	$17.64		$10.88		$18.25	$15.83		$13.45		$12.46

Income from investment operations:
Net investment income (loss)	(.10)		(.23)		(.24)	(.28)		(.22)		(.21)
Net gains (losses) (both realized and unrealized)	(1.35)		6.99		(7.13)	2.70		2.60		1.20

Total from investment operations	(1.45)		6.76		(7.37)	2.42		2.38		.99

Net asset value, end of period	$16.19		$17.64		$10.88	$18.25		$15.83		$13.45

Total return	(8.22%	)	62.13%		(40.38% )	15.29%		17.69%		7.95%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	2.89%	(b)	3.79%		3.71%	3.19%		2.72%		2.64%

Net expenses after expense waiver/reimbursement(c)	1.91%	(b)	2.15%		2.07%	2.05%		2.05%		2.05%

Net investment income (loss)	(1.19%	)(b)	(1.60%	)	(1.55% )	(1.59%	)	(1.52%	)	(1.68%	)

Supplemental data
Net assets, end of period (in millions)	$1		$2		$1	$3		$2		$2
Portfolio turnover rate	50%		153%		161%	198%		205%		155%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

Information prior to March 7, 2011 represents that of the Fund as a series of Seligman Portfolios, Inc., a Maryland corporation. The Fund was reorganized into a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-22127.

SL-9916-2 A (3/11)

Prospectus Supplement — Dated Feb. 28, 2011*

Fund Name (date)	Prospectus Form #

Seligman Global Technology Portfolio (April 30, 2010)	SL-9916-99 A

The information under the caption “Fund Management” in the Summary of the Fund section has been superseded and replaced with the following:

Portfolio Manager	Title	Managed Fund Since

Richard M. Parower	Portfolio Manager	2002
Paul H. Wick	Co-Portfolio Manager	2006
Ajay Diwan	Co-Portfolio Manager	2005
Benjamin Lu	Co-Portfolio Manager	2006

The rest of this section remains the same.

The portfolio manager information under the caption “Fund Management and Compensation” in the More Information about the Fund section has been superseded and replaced with the following:

Portfolio Manager(s).  The Fund is managed by the Columbia Seligman Technology Team at Columbia Management. The portfolio managers responsible for the day-to-day management of the Fund are:

Richard M. Parower, CFA, Portfolio Manager

•	Managed the Fund since 2002.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman, the Fund’s predecessor investment manager) in Nov. 2008, Mr. Parower was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1988.

•	BA, Washington University; MBA, Columbia University.

Paul H. Wick, Co-Portfolio Manager

•	Managed the Fund since 2006.

•	Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Wick was a Managing Director of Seligman.

•	Joined Seligman in 1987.

•	Began investment career in 1987.

•	BA, Duke; MBA, Duke/Fuqua.

Ajay Diwan, Co-Portfolio Manager

•	Managed the Fund since 2005.

•	Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, payment processing industries.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Diwan was a Managing Director of Seligman.

•	Joined Seligman in 2001.

•	Began investment career in 1992.

•	BS, Case Western Reserve University; MBA, Columbia University.

SL-9916-1 A (2/11)

* Valid until next prospectus update.

Benjamin Lu, Co-Portfolio Manager

•	Managed the Fund since 2006.

•	Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Lu was a Portfolio Manager of Seligman.

•	Joined Seligman in 2005.

•	Began investment career in 2005.

The rest of this section remains the same.

SL-9916-1 A (2/11)

Prospectus Supplement — February 17, 2011
to the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Disciplined Asset Allocation Portfolios — Aggressive	04/30/2010
Disciplined Asset Allocation Portfolios — Conservative	04/30/2010
Disciplined Asset Allocation Portfolios — Moderate	04/30/2010
Disciplined Asset Allocation Portfolios — Moderately Aggressive	04/30/2010
Disciplined Asset Allocation Portfolios — Moderately Conservative	04/30/2010
RiverSource Variable Portfolio — Balanced Fund	04/30/2010
RiverSource Variable Portfolio — Cash Management Fund	04/30/2010
RiverSource Variable Portfolio — Core Equity Fund	04/30/2010
RiverSource Variable Portfolio — Diversified Bond Fund	04/30/2010
RiverSource Variable Portfolio — Diversified Equity Income Fund	04/30/2010
RiverSource Variable Portfolio — Dynamic Equity Fund	04/30/2010
RiverSource Variable Portfolio — Global Bond Fund	04/30/2010
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	04/30/2010
RiverSource Variable Portfolio — High Yield Bond Fund	04/30/2010
RiverSource Variable Portfolio — Income Opportunities Fund	04/30/2010
RiverSource Variable Portfolio — Limited Duration Bond Fund	04/14/2010
RiverSource Variable Portfolio — Mid Cap Growth Fund	04/30/2010
RiverSource Variable Portfolio — Mid Cap Value Fund	04/30/2010
RiverSource Variable Portfolio — S&P 500 Index Fund	04/30/2010
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	04/30/2010
RiverSource Variable Portfolio — Strategic Income Fund	04/14/2010
Seligman Capital Portfolio	04/30/2010
Seligman Communications and Information Portfolio	04/30/2010
Seligman Global Technology Portfolio	04/30/2010
Seligman Large-Cap Value Portfolio	04/30/2010
Seligman Smaller-Cap Value Portfolio	04/30/2010
Seligman Variable Portfolio — Growth Fund	04/30/2010
Seligman Variable Portfolio — Larger-Cap Value Fund	04/30/2010
Seligman Variable Portfolio — Smaller-Cap Value Fund	04/30/2010
Threadneedle Variable Portfolio — Emerging Markets Fund	04/30/2010
Threadneedle Variable Portfolio — International Opportunity Fund	04/30/2010
Variable Portfolio — Aggressive Portfolio	04/14/2010
Variable Portfolio — AllianceBernstein International Value Fund	04/14/2010
Variable Portfolio — American Century Diversified Bond Fund	04/14/2010
Variable Portfolio — American Century Growth Fund	04/14/2010
Variable Portfolio — Columbia Wanger International Equities Fund	04/14/2010
Variable Portfolio — Columbia Wanger U.S. Equities Fund	04/14/2010
Variable Portfolio — Conservative Portfolio	04/14/2010
Variable Portfolio — Davis New York Venture Fund	04/30/2010
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	04/14/2010
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	04/30/2010
Variable Portfolio — Invesco International Growth Fund	04/14/2010
Variable Portfolio — J.P. Morgan Core Bond Fund	04/14/2010
Variable Portfolio — Jennison Mid Cap Growth Fund	04/14/2010
Variable Portfolio — Marsico Growth Fund	04/14/2010
Variable Portfolio — MFS Value Fund	04/14/2010
Variable Portfolio — Moderate Portfolio	04/14/2010
Variable Portfolio — Moderately Aggressive Portfolio	04/14/2010
Variable Portfolio — Moderately Conservative Portfolio	04/14/2010
Variable Portfolio — Mondrian International Small Cap Fund	04/14/2010
Variable Portfolio — Morgan Stanley Global Real Estate Fund	04/14/2010
Variable Portfolio — NFJ Dividend Value Fund	04/14/2010
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	04/14/2010
Variable Portfolio — Partners Small Cap Growth Fund	04/14/2010
Variable Portfolio — Partners Small Cap Value Fund	04/30/2010
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	04/14/2010
Variable Portfolio — Pyramis® International Equity Fund	04/14/2010
Variable Portfolio — Wells Fargo Short Duration Government Fund	04/14/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). Following Table 1 is a brief discussion of each of the Fund proposals that were approved by shareholders.
Table 1. Shareholder Meeting Approvals

2. Investment
Management
Services
Agreement
	1. Board Election	Proposal				3. Manager of	4. Reorganization
Fund	Proposal	2a	2b	2c	2d	Managers Proposal	Proposal
Disciplined Asset Allocation Portfolios — Aggressive	X						X
Disciplined Asset Allocation Portfolios — Conservative	X						X
Disciplined Asset Allocation Portfolios — Moderate	X						X
Disciplined Asset Allocation Portfolios — Moderately Aggressive	X						X
Disciplined Asset Allocation Portfolios — Moderately Conservative	X						X
RiverSource Variable Portfolio — Balanced Fund	X				X
RiverSource Variable Portfolio — Cash Management Fund	X	X
RiverSource Variable Portfolio — Core Equity Fund	X	X
RiverSource Variable Portfolio — Diversified Bond Fund	X		X
RiverSource Variable Portfolio — Diversified Equity Income Fund	X				X
RiverSource Variable Portfolio — Dynamic Equity Fund	X				X
RiverSource Variable Portfolio — Global Bond Fund	X	X
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	X	X
RiverSource Variable Portfolio — High Yield Bond Fund	X	X
RiverSource Variable Portfolio — Income Opportunities Fund	X	X
RiverSource Variable Portfolio — Limited Duration Bond Fund	X	X
RiverSource Variable Portfolio — Mid Cap Growth Fund	X				X
RiverSource Variable Portfolio — Mid Cap Value Fund	X				X
RiverSource Variable Portfolio — S&P 500 Index Fund	X	X
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	X	X
RiverSource Variable Portfolio — Strategic Income Fund	X						X
Seligman Capital Portfolio	X						X
Seligman Communications and Information Portfolio	X						X
Seligman Global Technology Portfolio	X	X				X
Seligman Large-Cap Value Portfolio	X						X
Seligman Smaller-Cap Value Portfolio	X						X
Seligman Variable Portfolio — Growth Fund	X				X
Seligman Variable Portfolio — Larger-Cap Value Fund	X				X
Seligman Variable Portfolio — Smaller-Cap Value Fund	X				X
Threadneedle Variable Portfolio — Emerging Markets Fund	X			X
Threadneedle Variable Portfolio — International Opportunity Fund	X			X
Variable Portfolio — Aggressive Portfolio	X	X
Variable Portfolio — AllianceBernstein International Value Fund	X	X
Variable Portfolio — American Century Diversified Bond Fund	X	X
Variable Portfolio — American Century Growth Fund	X	X
Variable Portfolio — Columbia Wanger International Equities Fund	X	X
Variable Portfolio — Columbia Wanger U.S. Equities Fund	X	X
Variable Portfolio — Conservative Portfolio	X	X
Variable Portfolio — Davis New York Venture Fund	X			X
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	X	X
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	X			X
Variable Portfolio — Invesco International Growth Fund	X	X

2

2. Investment
Management
Services
Agreement
	1. Board Election	Proposal				3. Manager of	4. Reorganization
Fund	Proposal	2a	2b	2c	2d	Managers Proposal	Proposal
Variable Portfolio — J.P. Morgan Core Bond Fund	X	X
Variable Portfolio — Jennison Mid Cap Growth Fund	X	X
Variable Portfolio — Marsico Growth Fund	X	X
Variable Portfolio — MFS Value Fund	X	X
Variable Portfolio — Moderate Portfolio	X	X
Variable Portfolio — Moderately Aggressive Portfolio	X	X
Variable Portfolio — Moderately Conservative Portfolio	X	X
Variable Portfolio — Mondrian International Small Cap Fund	X	X
Variable Portfolio — Morgan Stanley Global Real Estate Fund	X	X
Variable Portfolio — NFJ Dividend Value Fund	X	X
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	X	X
Variable Portfolio — Partners Small Cap Growth Fund	X	X
Variable Portfolio — Partners Small Cap Value Fund	X			X
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	X	X
Variable Portfolio — Pyramis® International Equity Fund	X	X
Variable Portfolio — Wells Fargo Short Duration Government Fund	X	X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”). It is expected that, effective June 1, 2011, the Funds will have a Board comprised of 16 members.
2. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between either (i) RiverSource Variable Series Trust or (ii) Seligman Portfolios, Inc. (each, a “Company”), on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
2a. Terms and Conditions. For the Funds indicated in Column 2a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
2b. Terms and Conditions / Change in Fee Schedule. For the Fund indicated in Column 2b of Table 1 (RiverSource Variable Portfolio — Diversified Bond Fund), the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for the Fund.
2c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 2c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
2d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 2d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.

3

Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about

RiverSource Variable	First $1.0	0.530%	First $0.5	0.660%	April 30, 2011
Portfolio — Balanced Fund	Next $1.0	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $3.0	0.455%	Next $1.5	0.520%
	Next $1.5	0.430%	Next $3.0	0.510%
	Next $2.5	0.410%	Over $6.0	0.490%
	Next $5.0	0.390%
	Next $9.0	0.370%
	Over $24.0	0.350%
RiverSource Variable	First $1.0	0.480%	First $1.0	0.430%	April 30, 2011
Portfolio — Diversified Bond	Next $1.0	0.455%	Next $1.0	0.420%
Fund	Next $1.0	0.430%	Next $4.0	0.400%
	Next $3.0	0.405%	Next $1.5	0.380%
	Next $1.5	0.380%	Next $1.5	0.365%
	Next $1.5	0.365%	Next $3.0	0.360%
	Next $1.0	0.360%	Next $8.0	0.350%
	Next $5.0	0.350%	Next $4.0	0.340%
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%
RiverSource Variable	First $1.0	0.600%	First $0.5	0.660%	April 30, 2011
Portfolio — Diversified	Next $1.0	0.575%	Next $0.5	0.615%
Equity Income Fund	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
RiverSource Variable	First $1.0	0.600%	First $0.5	0.710%	RiverSource Variable
Portfolio — Dynamic Equity	Next $1.0	0.575%	Next $0.5	0.660%	Portfolio - Dynamic
Fund	Next $1.0	0.550%	Next $2.0	0.565%	Equity Fund:
	Next $3.0	0.525%	Next $3.0	0.560%	April 30, 2011
Seligman Variable Portfolio	Next $1.5	0.500%	Over $6.0	0.540%
- Larger-Cap Value Fund	Next $2.5	0.485%			Seligman Variable
	Next $5.0	0.470%			Portfolio - Larger-Cap
	Next $5.0	0.450%			Value Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about

RiverSource Variable	First $1.0	0.700%	First $0.5	0.760%	RiverSource Variable
Portfolio — Mid Cap Growth	Next $1.0	0.675%	Next $0.5	0.715%	Portfolio - Mid Cap
Fund	Next $1.0	0.650%	Next $0.5	0.670%	Growth Fund:
	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
RiverSource Variable	Next $1.5	0.600%
Portfolio — Mid Cap Value	Next $2.5	0.575%			RiverSource Variable
Fund	Next $5.0	0.550%			Portfolio - Mid Cap
	Next $9.0	0.525%			Value Fund:
	Next $26.0	0.500%			April 30, 2011
	Over $50.0	0.475%
Seligman Variable Portfolio	First $1.0	0.600%	First $0.5	0.710%	April 30, 2011
- Growth Fund	Next $1.0	0.575%	Next $0.5	0.665%
	Next $1.0	0.550%	Next $0.5	0.620%
	Next $3.0	0.525%	Next $1.5	0.570%
	Next $1.5	0.500%	Next $3.0	0.560%
	Next $2.5	0.485%	Over $6.0	0.540%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Seligman Variable Portfolio	First $0.25	0.790%	First $0.5	0.790%	March 1, 2011
- Smaller-Cap Value Fund	Next $0.25	0.765%	Next $0.5	0.745%
	Next $0.25	0.740%	Over $1.0	0.700%
	Next $0.25	0.715%
	Next $1.0	0.690%
	Over $2.0	0.665%
3. Manager of Managers Proposal. Shareholders of the Fund indicated in Table 1 (Seligman Global Technology Portfolio) approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
4. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization
to occur on or
Selling Fund	Buying Fund	about
Disciplined Asset Allocation Portfolios — Aggressive	Variable Portfolio — Aggressive Portfolio	April 29, 2011
Disciplined Asset Allocation Portfolios — Conservative	Variable Portfolio — Conservative Portfolio	April 29, 2011
Disciplined Asset Allocation Portfolios — Moderate	Variable Portfolio — Moderate Portfolio	April 29, 2011
Disciplined Asset Allocation Portfolios — Moderately Aggressive	Variable Portfolio — Moderately Aggressive Portfolio	April 29, 2011
Disciplined Asset Allocation Portfolios — Moderately Conservative	Variable Portfolio — Moderately Conservative Portfolio	April 29, 2011
RiverSource Variable Portfolio — Strategic Income Fund	Columbia Strategic Income Fund, Variable Series	April 29, 2011
Seligman Capital Portfolio	Columbia Mid Cap Growth Fund, Variable Series	April 29, 2011
Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio	March 11, 2011
Seligman Large-Cap Value Portfolio	Seligman Variable Portfolio — Larger-Cap Value Fund	March 11, 2011
Seligman Smaller-Cap Value Portfolio	Seligman Variable Portfolio — Smaller-Cap Value Fund	March 11, 2011
S-6466-152 A (2/11)

5

Prospectus Supplement — May 1, 2010

Fund (Prospectus Date)	Prospectus Form #

Disciplined Asset Allocation Portfolios – Aggressive (4/30/10)	S-6521-99 D
Disciplined Asset Allocation Portfolios – Conservative (4/30/10)	S-6521-99 D
Disciplined Asset Allocation Portfolios – Moderate (4/30/10)	S-6521-99 D
Disciplined Asset Allocation Portfolios – Moderately Aggressive (4/30/10)	S-6521-99 D
Disciplined Asset Allocation Portfolios – Moderately Conservative (4/30/10)	S-6521-99 D
RiverSource Variable Portfolio – Balanced Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Cash Management Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Core Equity Fund (4/30/10)	S-6347-99 H
RiverSource Variable Portfolio – Diversified Bond Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Diversified Equity Income Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Dynamic Equity Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Global Bond Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Global Inflation Protected Securities Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – High Yield Bond Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Income Opportunities Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Limited Duration Bond Fund (4/14/10)	S-6546-99 A
RiverSource Variable Portfolio – Mid Cap Growth Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Mid Cap Value Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – S&P 500 Index Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Short Duration U.S. Government Fund (4/30/10)	S-6466-99 AE
RiverSource Variable Portfolio – Strategic Income Fund (4/14/10)	S-6546-99 A
Seligman Variable Portfolio – Growth Fund (4/30/10)	S-6466-99 AE
Seligman Variable Portfolio – Larger-Cap Value Fund (4/30/10)	S-6466-99 AE
Seligman Variable Portfolio – Smaller-Cap Value Fund (4/30/10)	S-6466-99 AE
Threadneedle Variable Portfolio – Emerging Markets Fund (4/30/10)	S-6466-99 AE
Threadneedle Variable Portfolio – International Opportunity Fund (4/30/10)	S-6466-99 AE
Variable Portfolio – Aggressive Portfolio (4/14/10)	S-6534-99 C
Variable Portfolio – Conservative Portfolio (4/14/10)	S-6534-99 C
Variable Portfolio – Moderately Aggressive Portfolio (4/14/10)	S-6534-99 C
Variable Portfolio – Moderately Conservative Portfolio (4/14/10)	S-6534-99 C
Variable Portfolio – Moderate Portfolio (4/14/10)	S-6534-99 C
Variable Portfolio – AllianceBernstein International Value Fund (4/14/10)	S-6546-99 A
Variable Portfolio – American Century Diversified Bond Fund (4/14/10)	S-6546-99 A
Variable Portfolio – American Century Growth Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Columbia Wanger International Equities Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Columbia Wanger U.S. Equities Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Davis New York Venture Fund (4/30/10)	S-6466-99 AE
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Goldman Sachs Mid Cap Value Fund (4/30/10)	S-6466-99 AE
Variable Portfolio – Invesco International Growth Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Jennison Mid Cap Growth Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Marsico Growth Fund (4/14/10)	S-6546-99 A
Variable Portfolio – J.P. Morgan Core Bond Fund (4/14/10)	S-6546-99 A
Variable Portfolio – MFS Value Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Mondrian International Small Cap Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Morgan Stanley Global Real Estate Fund (4/14/10)	S-6546-99 A
Variable Portfolio – NFJ Dividend Value Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Partners Small Cap Growth Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Partners Small Cap Value Fund (4/30/10)	S-6466-99 AE
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Pyramis® International Equity Fund (4/14/10)	S-6546-99 A
Variable Portfolio – UBS Large Cap Growth Fund (4/14/10)	S-6546-99 A
Variable Portfolio – Wells Fargo Short Duration Government Fund (4/14/10)	S-6546-99 A
Seligman Capital Portfolio (4/30/10)	SL-9914-99 A
Seligman Common Stock Portfolio (4/30/10)	SL-9921-99 A
Seligman Communications and Information Portfolio (4/30/10)	SL-9915-99 A
Seligman Global Technology Portfolio (4/30/10)	SL-9916-99 A
Seligman International Growth Portfolio (4/30/10)	SL-9920-99 A
Seligman Investment Grade Fixed-Income Portfolio (4/30/10)	SL-9919-99 A
Seligman Large-Cap Value Portfolio (4/30/10)	SL-9913-99 A
Seligman Smaller-Cap Value Portfolio (4/30/10)	SL-9917-99 A

Each of the above-referenced funds are collectively referred to as the Funds.

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC, the Funds’ investment manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction).

S-6466-135 A (5/10)
Valid until next update

In connection with the Columbia Transaction, effective May 1, 2010, the Funds’ investment manager, principal underwriter and transfer agent will change their names to reflect the new, combined business:

New Company Name	Former Name/Service Provider	Services
Columbia Management Investment Advisers, LLC	RiverSource Investments, LLC	Investment Management Services

Columbia Management Investment Distributors, Inc.	RiverSource Fund Distributors, Inc.	Distribution Services

Columbia Management Investment Services Corp.	RiverSource Service Corporation	Transfer Agent Services

S-6466-135 A (5/10)

Prospectus

Seligman Global Technology Portfolio

Prospectus April 30, 2010

Seligman Global Technology Portfolio seeks long-term capital appreciation.

The Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by RiverSource Fund Distributors, Inc. (the distributor). There are no exchange ticker symbols associated with shares of the Fund.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured - May Lose Value - No Bank Guarantee

TABLE OF CONTENTS

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	5p
Past Performance	7p
Fund Management	8p
Buying and Selling Shares	8p
Tax Information	8p
Financial Intermediary Compensation	9p
More Information about the Fund
Investment Objective	10p
Principal Investment Strategies of the Fund	10p
Principal Risks of Investing in the Fund	12p
More about Annual Fund Operating Expenses	14p
Other Investment Strategies and Risks	15p
Fund Management and Compensation	17p
Financial Highlights	21p
General Information	23p
Buying and Selling Shares	26p
Description of Fund Shares	26p
Pricing and Valuing of Fund Shares	26p
Purchasing and Selling Shares	27p
Distributions and Taxes	30p
Reinvestments	30p
Taxes	30p

2p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Seligman Global Technology Portfolio (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

Annual Fund Operating Expenses(a)
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2
Management fees	0.95%		0.95%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	2.70%		2.70%
Total annual fund operating expenses	3.65%		3.90%
Less: Fee waiver/expense reimbursement(b)	(2.66%	)	(2.66%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.99%		1.24%

(a)	The expense ratios have been adjusted to reflect current fees.
(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.99% for Class 1 and 1.24% for Class 2.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS  3p

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$101	$871	$1,662	$3,737
Class 2	$126	$945	$1,782	$3,957

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

4p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the U.S.) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS  5p

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Sector Risk. The Fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries.

Small and Mid-sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

6p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 1 share performance has varied for each full calendar year shown on the bar chart; and
•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Both the bar chart and the table do not reflect the expenses that apply to subaccounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

On Jan. 1, 2010, the Lipper Global Science & Technology Funds Index (the Lipper Index) replaced the Lipper Global Science & Technology Funds Average (the Lipper Average) as one of the Fund’s benchmarks. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average. This change was made to bring the selection of the Seligman Funds’ benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

CLASS 1 ANNUAL TOTAL RETURNS

(BAR CHART)

-23.75%	-22.05%	-31.64%	+36.12%	+3.98%	+8.13%	+17.92%	+15.45%	-40.25%	+62.38%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +30.82% (quarter ended Dec. 31, 2001).

•	Lowest return for a calendar quarter was -32.05% (quarter ended Sept. 30, 2001).

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS  7p

Average Annual Total Returns

				Class 2
				Since
				inception
(for periods ended Dec. 31, 2009)	1 year	5 years	10 years	(5/1/2000)
Seligman Global Technology Portfolio:
Class 1	+62.38%	+7.39%	-1.95%	N/A
Class 2	+62.13%	+7.20%	N/A	-3.39%
Morgan Stanley Capital International (MSCI) World IT Index (reflects no deduction for fees, expenses or taxes)	+50.88%	+1.67%	-8.51%	-9.03%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	+30.79%	+2.57%	+0.23%	+0.50%
Lipper Global Science & Technology Funds Index (reflects no deduction for taxes)	+72.12%	+4.18%	N/A	N/A
Lipper Global Science & Technology Funds Average (reflects no deduction for taxes)	+68.51%	+3.42%	-4.90%	-5.67%

FUND MANAGEMENT

Investment Manager: RiverSource Investments, LLC

Portfolio Manager	Title	Managed Fund Since
Richard M. Parower, CFA	Portfolio Manager	2002
Paul H. Wick	Portfolio Manager	2006
Reema D. Shah	Portfolio Manager	2005
Ajay Diwan	Portfolio Manager	2005
Benjamin Lu	Portfolio Manager	2006

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

8p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS  9p

More Information about the Fund

INVESTMENT OBJECTIVE

Seligman Global Technology Portfolio (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

10p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

•	Above-average growth prospects;

•	High profit margins;

•	Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity);

•	Quality management and equity ownership by executives;

•	Unique competitive advantages (e.g., market share, proprietary products); or

•	Potential for improvement in overall operations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The investment manager believes its target price has been reached;

•	Its earnings are disappointing;

•	Its revenue growth has slowed;

•	Its underlying fundamentals have deteriorated;

•	If the investment manager believes that negative country or regional factors may affect a company’s outlook; or

•	To meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the U.S.) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS  11p

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Fund. Finally, the Fund may be susceptible to factors affecting the technology and technology-related industries, and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

12p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS

The Fund seeks to limit risk by allocating investments among different sectors within the technology industry, as well as among different foreign markets. Allocating among a number of sectors reduces the effect the performance of any one sector or events in any one country will have on the Fund’s entire investment portfolio. However, a decline in the value of one of the Fund’s investments may offset potential gains from other investments.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades in foreign markets. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS  13p

Sector Risk. The Fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

Small and Mid-sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s operating expenses will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

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OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in potential losses for the Fund. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund’s exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

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Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “General Information” for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

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Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund” that appears in the Summary of the Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, RiverSource Partners funds, Threadneedle funds and Seligman funds) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting

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securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.96% of the Fund’s average daily net assets.

Effective May 11, 2009, the annual management fee rate is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.87% as the Fund’s assets increase. Prior to May 11, 2009, the annual fee rate was equal to a percentage of the Fund’s average daily net assets that declined from 1.00% to 0.90% as the Fund’s net assets increased. The reduction in the investment management services fee schedule is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through an Administrative Services Agreement with Ameriprise Financial. Under the Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial an annual fee for administrative and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The administrative services fee for the period from May 11, 2009 through Dec. 31, 2009 was equal to 0.06% of the Fund’s average daily net assets. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund’s business and other affairs for no additional fee.

Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement was included in the Fund’s proxy statement, dated Aug. 27, 2008, and is available in the Fund’s annual shareholder report for the period ended Dec. 31, 2008.

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Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

The Portfolio is managed by the investment manager’s Technology Group:

Richard M. Parower has been a Portfolio Manager of the Fund since 2002. Mr. Parower joined Seligman (the Fund’s predecessor investment manager) in April 2000 and RiverSource Investments in November 2008. Mr. Parower is also Portfolio Manager of Seligman Global Technology Fund and RiverSource Global Technology Fund. Mr. Parower provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and those using long and short strategies.

Paul H. Wick has been a Portfolio Manager of the Fund since 2006. Mr. Wick has also been Portfolio Manager of Seligman Communication and Information Portfolio since its inception, Portfolio Manager of Seligman Communications and Information Fund, Inc. since December 1989 and Portfolio Manager of RiverSource Global Technology Fund since November 2008. Mr. Wick provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and those using long and short strategies. Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors. Mr. Wick joined Seligman in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995. Mr. Wick joined RiverSource Investments in November 2008.

Reema D. Shah has been a Portfolio Manager of the Fund since 2005. Ms. Shah joined Seligman in November 2000 and RiverSource Investments in November 2008, and is also Co-Portfolio Manager of Seligman Communications and Information Portfolio, Co-Portfolio Manager of Seligman Communications and Information Fund, Inc. and a Portfolio Manager of RiverSource Global Technology Fund. Ms. Shah provides portfolio management services for certain private and offshore funds, including those with similar strategies as the Fund and those using long and short strategies. Ms. Shah provides assistance to Mr. Parower in managing the Fund through her research and contributions to the investment decisions with respect to companies in the internet, consumer and enterprise software, education, and financial exchanges sectors.

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Ajay Diwan has been a Portfolio Manager of the Fund since 2005. Mr. Diwan joined Seligman in February 2001 and RiverSource Investments in November 2008, and is also Co-Portfolio Manager of Seligman Communications and Information Portfolio, Co-Portfolio Manager of Seligman Communications and Information Fund, Inc. and a Portfolio Manager of RiverSource Global Technology Fund. Mr. Diwan provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and those using long and short strategies. Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, information technology services, and electronic payment processing industries.

Benjamin Lu has been a Portfolio Manager of the Fund since 2006. Mr. Lu joined Seligman in April 2005 and RiverSource Investments in November 2008. Previously, Mr. Lu was an Associate Director for UBS from July 2002 to April 2005, covering the U.S. electronic manufacturing services and electronic components sectors. Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly. Inclusion of these charges would reduce total returns for all periods shown. Total returns are not annualized for periods of less than one year. The information for the fiscal year ended Dec. 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended Dec. 31, 2007 and Dec. 31, 2008 was audited by Deloitte & Touche LLP. The information for the periods ended on or before Dec. 31, 2006 was audited by Ernst & Young LLP.

Class 1	Year ended Dec. 31,
Per share data	2009		2008	2007		2006		2005
Net asset value, beginning of period	$11.03		$18.46	$15.99		$13.56		$12.54

Income from investment operations:
Net investment income (loss)	(.19)		(.21)	(.25)		(.20)		(.19)
Net gains (losses) (both realized and unrealized)	7.07		(7.22)	2.72		2.63		1.21

Total from investment operations	6.88		(7.43)	2.47		2.43		1.02

Net asset value, end of period	$17.91		$11.03	$18.46		$15.99		$13.56

Total return	62.38%		(40.25% )	15.45%		17.92%		8.13%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	3.86%		3.54%	3.04%		2.57%		2.49%

Net expenses after expense waiver/reimbursement(b)	1.90%		1.90%	1.90%		1.90%		1.90%

Net investment income (loss)	(1.38%	)	(1.38% )	(1.44%	)	(1.37%	)	(1.53%	)

Supplemental data
Net assets, end of period (in millions)	$4		$3	$6		$6		$7

Portfolio turnover rate	153%		161%	198%		205%		155%

See accompanying Notes to Financial Highlights.

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Class 2	Year ended Dec. 31,
Per share data	2009		2008	2007		2006		2005
Net asset value, beginning of period	$10.88		$18.25	$15.83		$13.45		$12.46

Income from investment operations:
Net investment income (loss)	(.23)		(.24)	(.28)		(.22)		(.21)
Net gains (losses) (both realized and unrealized)	6.99		(7.13)	2.70		2.60		1.20

Total from investment operations	6.76		(7.37)	2.42		2.38		.99

Net asset value, end of period	$17.64		$10.88	$18.25		$15.83		$13.45

Total return	62.13%		(40.38% )	15.29%		17.69%		7.95%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	3.79%		3.71%	3.19%		2.72%		2.64%

Net expenses after expense waiver/reimbursement(b)	2.15%		2.07%	2.05%		2.05%		2.05%

Net investment income (loss)	(1.60%	)	(1.55% )	(1.59%	)	(1.52%	)	(1.68%	)

Supplemental data
Net assets, end of period (in millions)	$2		$1	$3		$2		$2

Portfolio turnover rate	153%		161%	198%		205%		155%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

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General Information

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide the Fund with certain services, including administrative, accounting, treasury and other services. Fees paid by the Fund for these services are included under “Other expenses” in the table “Fees and Expenses of the Fund” located in the “Summary of the Fund” section of this prospectus.

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor) provides underwriting and distribution services to the Fund. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 shares. The distributor uses these fees to support its distribution and servicing activity for Class 2 shares. Fees paid by the Fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the table “Fees and Expenses of the Fund” located in the “Summary of the Fund” section of this prospectus. More information on how these fees are used is set forth under “Buying and Selling Shares — Description of Fund Shares” in this prospectus and in the SAI.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide services to the Fund. The Fund pays the transfer agent a fee as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these services to the Fund. Fees paid by the Fund for these services are included under “Other expenses” in the table “Fees and Expenses of the Fund” located in the “Summary of the Fund” section of this prospectus. RiverSource Service Corporation may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Accounts.

The SAI provides additional information about the services provided under the agreements set forth above.

Payments to Affiliated and Unaffiliated Participating Insurance Companies

The Fund may be sold as an underlying investment option under Contracts offered by RiverSource Life Insurance Company (RiverSource Life), its wholly-

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owned subsidiary, RiverSource Life Insurance Co. of New York (together, the Affiliated Insurance Companies) and other unaffiliated participating insurance companies (collectively, the participating insurance companies). RiverSource Investments and its affiliates may make or support payments out of their own resources to the participating insurance companies including the Affiliated Insurance Companies as a result of their agreement to include the Fund as an investment option under the Contracts. These Contracts may also include mutual funds other than the Fund as investment options, and the participating insurance companies including the Affiliated Insurance Companies may receive payments from the sponsors of these other mutual funds as a result of including those funds as underlying investment options under the Contracts. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Fund in products offered by the Affiliated Insurance Companies, as employee compensation and business unit operating goals at all levels are tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Fund. The amount of payment from sponsors of other funds that are offered as investment options under the Contracts or allocation from RiverSource Investments and its affiliates varies, and may be significant. The amount of the payment or allocation participating insurance companies receive from a fund may create an incentive for the companies and may influence their decision regarding which funds to include under a Contract. These arrangements are sometimes referred to as “revenue sharing payments,” and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the participating insurance companies. See your Contract prospectus for more information regarding these payments and allocations.

Potential Conflicts of Interest

Shares of the Fund may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Fund currently does not foresee any such conflicts. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

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Additional Management Information

Cash Reserves. The Fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including, but not limited to, RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. The Fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund.

Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Buying and Selling Shares

DESCRIPTION OF FUND SHARES

The Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies, Accounts funding qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by the distributor. Not all share classes may be available under your Contract or Qualified Plan. Under a Rule 12b-1 plan adopted by the Fund, Class 2 shares pay an annual shareholder servicing and distribution (“12b-1”) fee of up to 0.25% of average net assets. The Fund pays this fee to the distributor. The distributor uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners who invest in Class 2 shares, and for distribution related expenses. Additionally, the distributor may use this fee to make payments to Qualified Plan sponsors or their affiliates for similar services provided to Qualified Plans and their participants. Because these 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund’s assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by the Fund is materially affected by events that occur after the close of a securities market but prior to the time the Fund’s NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Fund uses

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an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the Fund’s securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

PURCHASING AND SELLING SHARES

As a Contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to the Fund. Allocation rights and information on how to purchase or surrender a Contract or Qualified Plan, including any minimum and maximum payments and submission and acceptance of your application, as well as any sales charges and other expenses imposed by the Contracts or Qualified Plans, and any charges that apply to Accounts that may own shares directly, are described in the separate Contract prospectus or Qualified Plan disclosure documents, as applicable, that accompany this prospectus.

The Accounts may purchase and sell shares of the Fund in accordance with allocation instructions received from Contract owners or Qualified Plan participants. There is no sales charge associated with the purchase or sale of Fund shares. An Account may purchase or sell Fund shares at the next NAV calculated after its request is received in good order by the Fund. The amount received for the sale of Fund shares may be more or less than the amount invested.

Fund shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of the applicable Fund shares is not reasonably practical or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

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The Fund reserves the right to accept an in kind contribution of securities as payment for its shares. Contributions received in kind will be valued at the Fund’s determination of their fair market value. Additionally, for redemptions in excess of 15% of the Fund, the Fund reserves the right to satisfy such redemption request with an in kind transfer of securities. Shareholders receiving a payment in the form of securities may incur expenses, including brokerage expenses, in converting these securities into cash. Redemptions made in kind will be made on a pro rata basis so as not to disadvantage any individual shareholder. No shareholder will have the right to require any distribution of any assets of the Fund in kind.

Short-Term or Excessive Trading

The Board has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading of funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund’s pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as “arbitrage” market timing. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund’s transaction costs. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers. To the extent the Fund has significant holdings in foreign securities, small cap stocks, floating rate loans and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. See “Principal Investment Strategies of the Fund” in the “More Information About the Fund” section for a discussion of the types of securities in which the Fund invests. See “Pricing and Valuing of Fund Shares” for a discussion of the Fund’s policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund is currently offered as an investment option under Contracts offered by participating insurance companies and to Qualified Plans, which are administered by third-party administrators (TPAs). Because the participating insurance companies and TPAs process Fund trades on an omnibus basis and the Fund cannot generally ascertain the identity of a particular Contract owner or Qualified Plan participant whether the same has placed a particular purchase or sale order, the Board has adopted procedures intended to detect and deter market timing activity at the omnibus account level.

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As required by SEC rules, the Fund has entered into agreements with participating insurance companies and TPAs (each, a Sponsoring Entity) whereby the Fund or its agents may require a Sponsoring Entity to provide individual account level information about you and your trading activities in the Fund. If the Fund detects market timing activities at the omnibus level, the Fund may require the Sponsoring Entity to take actions to curtail the activity, which may include restricting your trading activity in the Fund.

The procedures that are designed to detect and deter market timing activity at the omnibus account level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some Contracts may prevent or restrict the effectiveness of the market timing procedures. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

There can be no assurances that the Sponsoring Entities will be able to prevent or stop frequent trading activity by Contract owners and Qualified Plan participants. The ability of a Sponsoring Entity to detect and curtail excessive trading may be limited by operational systems and technological limitations. Also, Contract owners and Qualified Plan participants seeking to engage in market timing may deploy a variety of strategies to avoid detection.

Please refer to your Contract prospectus or Qualified Plan documents for specific details on transfers between investment options and market timing policies and procedures.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS  29p

Distributions and Taxes

REINVESTMENTS

All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of Accounts funding Contracts is discussed in your annuity contract or life insurance policy prospectus. Federal income taxation of Accounts funding Qualified Plans is discussed in your Qualified Plan disclosure documents.

30p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 PROSPECTUS

Seligman Global Technology Portfolio
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Fund and its investments is available in the Fund’s SAI and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund contact the RiverSource Family of Funds at 1(800) 221-2450 or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the Fund. The Fund’s SAI and most recent annual and semiannual reports are also available, free of charge, at seligman.com.

Information about the Fund, including the SAI, can be viewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-5221

SL-9916-99 A (5/10)